UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments:

Putnam VT American Government Income Fund

The fund's portfolio
3/31/15 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (75.7%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (9.4%)

Government National Mortgage Association Pass-Through Certificates
6 1/2s, with due dates from April 15, 2028 to July 20, 2036			$88,330	$103,013
6s, with due dates from April 15, 2028 to November 20, 2038			236,780	269,906
5 1/2s, April 20, 2038			357,219	397,503
5s, TBA, April 1, 2045			1,000,000	1,094,375
4 1/2s, with due dates from September 20, 2043 to December 20, 2044			1,089,941	1,211,131
4s, March 20, 2044			96,432	105,422
3 1/2s, March 20, 2045			1,000,000	1,057,969
3 1/2s, January 20, 2045(FWC)			996,441	1,049,221
3 1/2s, TBA, May 1, 2045			1,000,000	1,050,000
3s, TBA, June 1, 2045			1,000,000	1,025,156
3s, TBA, May 1, 2045			1,000,000	1,027,656

				8,391,352
U.S. Government Agency Mortgage Obligations (66.3%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
7 1/2s, with due dates from September 1, 2030 to July 1, 2031			42,417	51,039
7s, with due dates from November 1, 2026 to May 1, 2032			324,062	374,588
5 1/2s, December 1, 2033			33,101	37,496
4 1/2s, May 1, 2044			1,048,269	1,171,993

Federal National Mortgage Association Pass-Through Certificates
7 1/2s, with due dates from September 1, 2030 to November 1, 2030			22,359	26,752
7s, with due dates from December 1, 2028 to December 1, 2035			588,088	687,964
6 1/2s, September 1, 2036			14,688	16,895
6s, January 1, 2038			343,803	392,692
5 1/2s, TBA, April 1, 2045			1,000,000	1,126,250
5s, February 1, 2039			34,778	38,685
4 1/2s, with due dates from April 1, 2041 to May 1, 2041			944,100	1,033,046
4 1/2s, TBA, May 1, 2045			6,000,000	6,528,750
4 1/2s, TBA, April 1, 2045			8,000,000	8,727,500
4s, with due dates from June 1, 2042 to June 1, 2044			5,656,161	6,141,640
4s, TBA, April 1, 2045			3,000,000	3,207,891
3 1/2s, TBA, May 1, 2045			6,000,000	6,288,047
3 1/2s, TBA, April 1, 2045			7,000,000	7,353,828
3s, TBA, April 1, 2045			16,000,000	16,360,000

				59,565,056

Total U.S. government and agency mortgage obligations (cost $67,335,046)				$67,956,408

U.S. TREASURY OBLIGATIONS (22.4%)(a)
			Principal amount	Value

U.S. Treasury Bonds
6 1/4s, August 15, 2023			$990,000	$1,333,107
4 1/2s, August 15, 2039(SEGCCS)			7,201,000	9,858,759

U.S. Treasury Notes 0 5/8s, May 31, 2017(SEGSF)			8,927,000	8,927,000

Total U.S. treasury Obligations (cost $18,801,926)				$20,118,866

MORTGAGE-BACKED SECURITIES (21.5%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (21.5%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 25.091s, 2037			$55,501	$88,045
IFB Ser. 2979, Class AS, 23.634s, 2034			13,963	16,844
IFB Ser. 3072, Class SM, 23.157s, 2035			69,797	106,718
IFB Ser. 3072, Class SB, 23.01s, 2035			56,889	86,668
IFB Ser. 3065, Class DC, 19.337s, 2035			319,780	470,972
IFB Ser. 2990, Class LB, 16 1/2s, 2034			76,953	103,197
IFB Ser. 3232, Class KS, IO, 6.126s, 2036			338,652	47,835
IFB Ser. 4136, Class ES, IO, 6.076s, 2042			652,097	118,662
IFB Ser. 326, Class S2, IO, 5.776s, 2044			1,007,893	251,343
IFB Ser. 315, Class S1, IO, 5.746s, 2043			547,911	148,296
Ser. 4122, Class TI, IO, 4 1/2s, 2042			669,239	114,641
Ser. 4018, Class DI, IO, 4 1/2s, 2041			991,377	147,011
Ser. 4329, Class MI, IO, 4 1/2s, 2026			1,093,475	131,195
Ser. 4116, Class MI, IO, 4s, 2042			1,366,735	253,698
Ser. 4019, Class JI, IO, 4s, 2041			1,142,672	147,290
Ser. 3996, Class IK, IO, 4s, 2039			1,403,486	166,475
Ser. 4165, Class AI, IO, 3 1/2s, 2043			662,386	102,405
Ser. 303, Class C19, IO, 3 1/2s, 2043			462,835	87,431
Ser. 4150, IO, 3 1/2s, 2043			496,012	104,333
Ser. 4136, Class IQ, IO, 3 1/2s, 2042			1,119,554	158,203
Ser. 4122, Class AI, IO, 3 1/2s, 2042			910,003	118,300
Ser. 4199, Class CI, IO, 3 1/2s, 2037			744,996	91,113
Ser. 304, IO, 3 1/2s, 2027			1,087,201	121,212
Ser. 304, Class C37, IO, 3 1/2s, 2027			807,447	88,424
Ser. 4150, Class DI, IO, 3s, 2043			781,424	127,958
Ser. 4141, Class PI, IO, 3s, 2042			772,573	94,169
Ser. 4158, Class TI, IO, 3s, 2042			1,990,168	243,398
Ser. 4165, Class TI, IO, 3s, 2042			2,096,016	244,815
Ser. 4171, Class NI, IO, 3s, 2042			1,236,921	141,529
Ser. 4183, Class MI, IO, 3s, 2042			647,098	76,034
Ser. 4201, Class JI, IO, 3s, 2041			1,057,196	133,345
Ser. 4215, Class EI, IO, 3s, 2032			822,505	103,326
Ser. 4057, Class IL, IO, 3s, 2027			1,837,883	194,963
Ser. 3939, Class EI, IO, 3s, 2026			1,066,765	92,537
Ser. 3835, Class FO, PO, zero %, 2041			1,478,343	1,306,781
Ser. 3391, PO, zero %, 2037			13,817	12,622
Ser. 3300, PO, zero %, 2037			7,609	6,677
Ser. 3326, Class WF, zero %, 2035			1,882	1,505

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.858s, 2036			47,496	87,832
IFB Ser. 06-8, Class HP, 23.93s, 2036			73,730	115,661
IFB Ser. 05-45, Class DA, 23.783s, 2035			112,214	173,912
IFB Ser. 07-53, Class SP, 23.563s, 2037			79,509	123,631
IFB Ser. 08-24, Class SP, 22.646s, 2038			401,831	590,690
IFB Ser. 05-122, Class SE, 22.492s, 2035			102,400	152,069
IFB Ser. 05-75, Class GS, 19.729s, 2035			69,046	95,743
IFB Ser. 05-106, Class JC, 19.585s, 2035			84,206	128,306
IFB Ser. 05-83, Class QP, 16.942s, 2034			35,262	47,046
IFB Ser. 11-4, Class CS, 12.553s, 2040			214,988	262,142
Ser. 06-10, Class GC, 6s, 2034			131,800	133,777
IFB Ser. 13-59, Class SC, IO, 5.976s, 2043			826,264	190,289
IFB Ser. 12-111, Class JS, IO, 5.926s, 2040			423,868	80,369
IFB Ser. 13-101, Class AS, IO, 5.776s, 2043			1,082,605	286,154
IFB Ser. 13-103, Class SK, IO, 5.746s, 2043			318,368	86,058
IFB Ser. 13-102, Class SH, IO, 5.726s, 2043			857,686	217,818
Ser. 409, Class 82, IO, 4 1/2s, 2040			613,803	111,126
Ser. 418, Class C24, IO, 4s, 2043			597,975	108,677
Ser. 12-118, Class PI, IO, 4s, 2042			915,676	156,412
Ser. 12-96, Class PI, IO, 4s, 2041			624,475	93,678
Ser. 12-62, Class MI, IO, 4s, 2041			793,813	116,820
Ser. 409, Class C16, IO, 4s, 2040			880,758	143,148
Ser. 12-104, Class HI, IO, 4s, 2027			1,480,020	177,245
Ser. 15-10, Class AI, IO, 3 1/2s, 2043			1,349,327	191,429
Ser. 418, Class C15, IO, 3 1/2s, 2043			1,284,173	238,876
Ser. 12-124, Class JI, IO, 3 1/2s, 2042			441,580	62,806
Ser. 13-22, Class PI, IO, 3 1/2s, 2042			880,509	147,484
Ser. 12-114, Class NI, IO, 3 1/2s, 2041			1,754,632	258,808
Ser. 417, Class C19, IO, 3 1/2s, 2033			1,089,880	159,242
Ser. 13-55, Class IK, IO, 3s, 2043			665,275	83,279
Ser. 12-151, Class PI, IO, 3s, 2043			603,310	75,896
Ser. 13-8, Class NI, IO, 3s, 2042			698,557	90,086
Ser. 12-145, Class TI, IO, 3s, 2042			775,760	74,318
Ser. 13-35, Class IP, IO, 3s, 2042			791,912	83,429
Ser. 13-55, Class PI, IO, 3s, 2042			1,203,771	129,718
Ser. 13-53, Class JI, IO, 3s, 2041			825,960	97,009
Ser. 13-23, Class PI, IO, 3s, 2041			896,090	81,553
Ser. 13-30, Class IP, IO, 3s, 2041			1,280,124	119,564
Ser. 13-23, Class LI, IO, 3s, 2041			751,487	70,211
Ser. 14-28, Class AI, IO, 3s, 2040			954,456	116,212
FRB Ser. 03-W8, Class 3F2, 0.524s, 2042			6,953	6,849
FRB Ser. 07-95, Class A3, 0.424s, 2036			1,868,618	1,784,530
Ser. 08-53, Class DO, PO, zero %, 2038			76,293	69,595
Ser. 07-44, Class CO, PO, zero %, 2037			28,055	25,587
FRB Ser. 88-12, Class B, zero %, 2018			543	521

Government National Mortgage Association
IFB Ser. 11-81, Class SB, IO, 6.531s, 2036			840,032	115,152
IFB Ser. 12-34, Class SA, IO, 5.874s, 2042			771,437	174,190
IFB Ser. 11-70, Class SN, IO, 5.726s, 2041			248,238	41,823
Ser. 14-133, Class IP, IO, 5s, 2044			814,980	176,712
Ser. 13-51, Class QI, IO, 5s, 2043			737,534	142,971
Ser. 13-3, Class IT, IO, 5s, 2043			522,017	98,355
Ser. 13-6, Class OI, IO, 5s, 2043			408,209	76,568
Ser. 13-16, Class IB, IO, 5s, 2040			547,412	38,633
Ser. 10-35, Class UI, IO, 5s, 2040			995,426	192,239
Ser. 10-9, Class UI, IO, 5s, 2040			1,883,537	352,423
Ser. 09-121, Class UI, IO, 5s, 2039			1,099,987	202,343
Ser. 13-24, Class IK, IO, 4 1/2s, 2043			627,553	102,266
Ser. 12-129, IO, 4 1/2s, 2042			888,759	185,902
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			651,583	82,940
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			1,360,926	214,509
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			487,428	84,330
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			384,357	66,372
Ser. 09-121, Class BI, IO, 4 1/2s, 2039			303,905	67,352
Ser. 09-121, Class CI, IO, 4 1/2s, 2039			1,456,662	336,518
Ser. 11-81, Class PI, IO, 4 1/2s, 2037			453,542	19,924
Ser. 15-40, IO, 4s, 2045			507,000	118,962
Ser. 13-165, Class IL, IO, 4s, 2043			345,633	54,513
Ser. 12-56, Class IB, IO, 4s, 2042			1,171,609	196,238
Ser. 12-47, Class CI, IO, 4s, 2042			519,320	83,740
Ser. 14-104, IO, 4s, 2042			910,354	156,490
Ser. 14-4, Class IK, IO, 4s, 2039			737,816	90,028
Ser. 11-71, Class IK, IO, 4s, 2039			670,646	80,478
Ser. 10-114, Class MI, IO, 4s, 2039			1,188,090	124,037
Ser. 14-182, Class BI, IO, 4s, 2039			1,004,589	174,356
Ser. 10-116, Class QI, IO, 4s, 2034			450,979	14,657
Ser. 13-79, Class PI, IO, 3 1/2s, 2043			885,501	112,175
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			671,046	80,063
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			588,638	73,792
Ser. 12-136, IO, 3 1/2s, 2042			1,032,537	223,358
Ser. 14-46, Class JI, IO, 3 1/2s, 2041			503,605	72,333
Ser. 13-18, Class GI, IO, 3 1/2s, 2041			714,189	92,345
Ser. 12-71, Class JI, IO, 3 1/2s, 2041			628,167	50,776
Ser. 14-102, Class IG, IO, 3 1/2s, 2041			506,724	71,732
Ser. 12-48, Class KI, IO, 3 1/2s, 2039			683,286	74,123
Ser. 14-147, Class MI, IO, 3 1/2s, 2039			1,503,034	126,646
Ser. 15-24, Class AI, IO, 3 1/2s, 2037			1,110,037	165,240
Ser. 14-160, Class IB, IO, 3s, 2040			2,284,517	217,943
Ser. 14-141, Class CI, IO, 3s, 2040			628,546	71,672
Ser. 14-174, Class AI, IO, 3s, 2029			1,054,879	126,062
Ser. 14-44, Class IC, IO, 3s, 2028			1,020,912	96,682
Ser. 10-151, Class KO, PO, zero %, 2037			74,913	68,097
Ser. 06-36, Class OD, PO, zero %, 2036			3,982	3,556

				19,287,191

Total mortgage-backed securities (cost $19,555,300)				$19,287,191

PURCHASED SWAP OPTIONS OUTSTANDING (1.1%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.175/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.175		$6,075,600	$83,236

(2.0875)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.0875		3,037,800	53,344

(2.685)/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.685		5,845,300	33,844

1.816/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.816		5,845,300	7,248

Barclays Bank PLC

(2.1625)/3 month USD-LIBOR-BBA/May-25	May-15/2.1625		5,845,300	48,925

(2.31)/3 month USD-LIBOR-BBA/Apr-45	Apr-15/2.31		1,169,060	38,731

2.31/3 month USD-LIBOR-BBA/Apr-45	Apr-15/2.31		1,169,060	13,736

Citibank, N.A.

2.20/3 month USD-LIBOR-BBA/May-25	May-15/2.20		5,391,100	96,716

2.172/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.172		3,037,800	41,466

2.043/3 month USD-LIBOR-BBA/May-25	May-15/2.043		2,922,650	30,483

1.4015/3 month USD-LIBOR-BBA/May-20	May-15/1.4015		11,690,600	30,396

(2.13)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.13		5,845,300	23,440

1.294/3 month USD-LIBOR-BBA/May-20	May-15/1.294		11,690,600	17,185

1.3735/3 month USD-LIBOR-BBA/May-20	May-15/1.3735		5,845,300	13,210

1.266/3 month USD-LIBOR-BBA/May-20	May-15/1.266		5,845,300	7,365

1.802/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.802		5,845,300	6,371

Credit Suisse International

2.25/3 month USD-LIBOR-BBA/May-25	May-15/2.25		9,186,000	194,927

2.09125/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.09125		6,126,000	50,846

2.09/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.09		6,126,000	50,356

1.795/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.795		5,860,200	5,977

Goldman Sachs International

2.655/3 month USD-LIBOR-BBA/May-45	May-15/2.655		1,461,325	91,800

(2.82)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/2.82		1,990,325	75,135

1.84/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.84		4,384,000	9,426

1.76/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.76		4,384,000	5,173

Total purchased swap options outstanding (cost $929,638)				$1,029,336

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	May-15/$102.57		$3,000,000	$27,042

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/103.07		3,000,000	23,172

Total purchased options outstanding (cost $95,626)				$50,214

REPURCHASE AGREEMENTS (23.4%)(a)
			Principal amount	Value

Interest in $10,500,000 tri-party repurchase agreement dated 3/31/15 with BNP Paribas US due 4/1/15 - maturity value of $10,500,035 for an effective yield of 0.12% (collateralized by various mortgage backed securities with coupon rates ranging from 1.331% to 8.081% and due dates ranging from 2/1/18 to 2/1/45, valued at $10,710,000)			$10,500,000	$10,500,000

Interest in $344,908,000 joint tri-party repurchase agreement dated 3/31/15 with Merrill Lynch, Pierce, Fenner and Smith Inc. due 4/1/15 - maturity value of $10,492,038 for an effective yield of 0.130% (collateralized by a mortgage backed security with a coupon rate of 3.500% and a due date of 1/1/45, valued at $351,806,161)			10,492,000	10,492,000

Total repurchase agreements (cost $22,992,000)				$20,992,000

SHORT-TERM INVESTMENTS (17.7%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.09%(AFF)		Shares	15,199,064	$15,199,064

SSgA Prime Money Market Fund Class N 0.02%(P)		Shares	411,000	411,000

U.S. Treasury Bills with an effective yield of 0.02%, April 23, 2015(SEG)			$30,000	30,000

U.S. Treasury Bills with an effective yield of 0.03%, April 9, 2015(SEG)			120,000	119,999

U.S. Treasury Bills with an effective yield of 0.02%, May 7, 2015(SEG)			110,000	109,998

Total short-term investments (cost $15,870,061)				$15,870,061

TOTAL INVESTMENTS

Total investments (cost $143,579,597)(b)				$145,304,076

FUTURES CONTRACTS OUTSTANDING at 3/31/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Short)	18	$2,949,750	Jun-15	$(16,523)
U.S. Treasury Bond Ultra 30 yr (Long)	5	849,375	Jun-15	(4,010)
U.S. Treasury Note 2 yr (Long)	15	3,287,344	Jun-15	11,923
U.S. Treasury Note 5 yr (Long)	74	8,895,609	Jun-15	61,392
U.S. Treasury Note 10 yr (Long)	68	8,765,625	Jun-15	117,060

Total				$169,842

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/15 (premiums $921,292) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

2.916/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.916	$5,845,300	$6
(1.9125)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.9125	6,075,600	8,931
2.955/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.955	11,690,600	30,629
(2.04375)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.04375	6,075,600	33,537
1.66/3 month USD-LIBOR-BBA/Jul-20	Jul-15/1.66	6,075,600	52,615
Barclays Bank PLC

2.3775/3 month USD-LIBOR-BBA/May-25	May-15/2.3775	5,845,300	17,477
2.265/3 month USD-LIBOR-BBA/May-25	May-15/2.265	5,845,300	30,688
Citibank, N.A.

2.902/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.902	5,845,300	29
(1.602)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.602	5,845,300	877
2.28/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.28	5,845,300	6,196
(1.932)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.932	3,037,800	6,379
2.205/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.205	5,845,300	12,567
(2.052)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.052	3,037,800	18,895
(1.481)/3 month USD-LIBOR-BBA/May-20	May-15/1.481	5,845,300	22,154
(2.223)/3 month USD-LIBOR-BBA/May-25	May-15/2.223	1,461,325	29,358
(1.509)/3 month USD-LIBOR-BBA/May-20	May-15/1.509	11,690,600	50,270
Credit Suisse International

2.895/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.895	5,860,200	6
(1.80)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.80	6,126,000	2,757
(1.80125)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.80125	6,126,000	2,818
(1.94)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.94	6,126,000	13,906
(1.94125)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.94125	6,126,000	14,090
Goldman Sachs International

(1.92)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.92	4,384,000	16,484
(2.35)/3 month USD-LIBOR-BBA/May-45	May-15/2.35	1,461,325	32,354
(1.885)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/1.885	1,990,325	45,224
(2.5025)/3 month USD-LIBOR-BBA/May-45	May-15/2.5025	1,461,325	57,109
JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	910,000	135,408

Total			$640,764

WRITTEN OPTIONS OUTSTANDING at 3/31/15 (premiums $95,859) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	May-15/$101.57	$3,000,000	$13,254
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	May-15/100.57	3,000,000	5,199
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/102.07	3,000,000	6,282
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/101.07	3,000,000	537

Total			$25,272

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/15 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Goldman Sachs International

1.955/3 month USD-LIBOR-BBA/Apr-25 (Purchased)	Apr-15/1.955	$4,091,710	$(22,914)	$(1,023)
(2.155)/3 month USD-LIBOR-BBA/Apr-25 (Purchased)	Apr-15/2.155	4,091,710	(22,914)	(1,432)
JPMorgan Chase Bank N.A.

2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	1,461,325	(35,807)	10,156
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	1,461,325	(37,131)	3,998
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	1,461,325	(38,883)	(4,662)
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	1,461,325	(40,917)	(9,813)
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	6,400,600	42,404	12,027
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	6,400,600	40,917	7,514
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	6,400,600	36,850	(6,529)
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	6,400,600	36,483	(12,224)

Total			$(41,912)	$(1,988)

TBA SALE COMMITMENTS OUTSTANDING at 3/31/15 (proceeds receivable $19,133,008) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s, April 1, 2045	$8,000,000	4/14/15	$8,727,500
Federal National Mortgage Association, 3 1/2s, April 1, 2045	7,000,000	4/14/15	7,353,828
Government National Mortgage Association, 3 1/2s, April 1, 2045	2,000,000	4/22/15	2,105,000
Government National Mortgage Association, 3s, May 1, 2045	1,000,000	5/20/15	1,027,657

Total			$19,213,985

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/15 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$6,075,600		$54,600	2/19/25	3 month USD-LIBOR-BBA	1.9575%	$28,532
	6,075,600		(17,699)	2/19/25	2.1575%	3 month USD-LIBOR-BBA	(104,433)
	6,075,600		(32,281)	2/19/25	2.0575%	3 month USD-LIBOR-BBA	(62,617)
	3,980,650		11,491	1/6/25	2.28%	3 month USD-LIBOR-BBA	(101,813)
	3,980,650		49,308	1/6/25	2.53%	3 month USD-LIBOR-BBA	(156,584)
	6,441,000		(26)	12/19/19	1.742%	3 month USD-LIBOR-BBA	(107,574)
	6,247,000		(82)	1/9/25	3 month USD-LIBOR-BBA	2.07875%	59,631
	5,660,000		5,585	1/16/25	3 month USD-LIBOR-BBA	2.12%	78,884
	11,086,000		(89)	1/12/20	3 month USD-LIBOR-BBA	1.6457%	110,861
	4,043,325		(323)	1/23/25	3 month USD-LIBOR-BBA	2.14%	57,742
	8,116,000		(65)	12/19/19	1.7285%	3 month USD-LIBOR-BBA	(130,231)
	6,441,000		(26)	12/19/19	1.734%	3 month USD-LIBOR-BBA	(105,058)
	4,145,400		(55)	1/22/25	3 month USD-LIBOR-BBA	2.09%	40,470
	1,222,000		(16)	1/9/25	3 month USD-LIBOR-BBA	2.081%	11,920
	16,522,000		(133)	1/9/20	1.62%	3 month USD-LIBOR-BBA	(147,819)
	10,577,965		(140)	1/14/25	3 month USD-LIBOR-BBA	2.10%	118,524
	7,165,170		(52)	1/15/25	3 month USD-LIBOR-BBA	2.09%	73,237
	5,660,000		(75)	1/22/25	3 month USD-LIBOR-BBA	2.095%	57,886
	5,840,000		(77)	1/12/25	2.14412%	3 month USD-LIBOR-BBA	(90,252)
	11,086,000		(89)	1/12/20	3 month USD-LIBOR-BBA	1.65338%	115,017
	5,839,000		(77)	1/12/25	2.1372%	3 month USD-LIBOR-BBA	(86,475)
	5,839,000		(77)	1/12/25	2.142%	3 month USD-LIBOR-BBA	(89,083)
	11,086,000		(89)	1/12/20	3 month USD-LIBOR-BBA	1.648%	112,104
	5,839,000		(77)	1/12/25	2.14055%	3 month USD-LIBOR-BBA	(88,293)
	11,086,000		(89)	1/12/20	3 month USD-LIBOR-BBA	1.6464%	111,244
	5,839,000		(77)	1/12/25	2.138%	3 month USD-LIBOR-BBA	(86,912)
	11,086,000		(89)	1/12/20	3 month USD-LIBOR-BBA	1.64084%	108,227
	1,152,000		(4)	2/4/17	3 month USD-LIBOR-BBA	0.70502%	(168)
	471,000		(4)	2/4/20	1.3635%	3 month USD-LIBOR-BBA	2,369
	1,321,000		(17)	3/12/25	2.236%	3 month USD-LIBOR-BBA	(26,682)
	1,524,000	(E)	(42,682)	6/17/45	3 month USD-LIBOR-BBA	2.50%	(14,342)
	21,733,000	(E)	201,008	6/17/25	2.20%	3 month USD-LIBOR-BBA	(30,622)
	2,278,000		(30)	1/20/25	3 month USD-LIBOR-BBA	1.949%	(7,361)
	3,075,000		(41)	1/20/25	1.875%	3 month USD-LIBOR-BBA	31,024
	9,471,000		(76)	1/22/20	1.45125%	3 month USD-LIBOR-BBA	231
	2,201,000		(29)	1/22/25	3 month USD-LIBOR-BBA	1.921%	(13,092)
	2,203,000		(75)	1/22/45	2.31125%	3 month USD-LIBOR-BBA	32,536
	5,385,000		(71)	1/22/25	1.92125%	3 month USD-LIBOR-BBA	31,763
	3,917,000		(32)	1/23/20	1.4975%	3 month USD-LIBOR-BBA	(8,523)
	3,384,000		(27)	1/26/20	1.517%	3 month USD-LIBOR-BBA	(9,958)
	741,000		(25)	1/26/45	3 month USD-LIBOR-BBA	2.384%	949
	3,533,000		(47)	1/27/25	3 month USD-LIBOR-BBA	1.9625%	(8,471)
	3,533,000		(47)	1/27/25	3 month USD-LIBOR-BBA	1.963%	(8,305)
	2,399,000		(32)	1/27/25	3 month USD-LIBOR-BBA	1.95475%	(7,479)
	1,059,000	(E)	(36)	2/2/46	3 month USD-LIBOR-BBA	2.335%	(32,394)
	2,305,000		(9)	2/4/17	3 month USD-LIBOR-BBA	0.707%	(244)
	942,000		(8)	2/4/20	1.366%	3 month USD-LIBOR-BBA	4,622
	683,000		(3)	2/4/17	3 month USD-LIBOR-BBA	0.71%	(32)
	342,000		(1)	2/4/17	3 month USD-LIBOR-BBA	0.7065%	(40)
	5,389,000		(43)	2/5/20	1.38665%	3 month USD-LIBOR-BBA	21,303
	1,141,000		(9)	2/5/20	1.45%	3 month USD-LIBOR-BBA	985
	1,141,000		(9)	2/5/20	1.45873%	3 month USD-LIBOR-BBA	500
	3,155,000		(147)	2/6/17	0.776%	3 month USD-LIBOR-BBA	(4,038)
	1,989,000		986	2/6/20	3 month USD-LIBOR-BBA	1.48%	2,044
	660,000		718	2/6/25	3 month USD-LIBOR-BBA	1.9575%	(1,580)
	666,000		1,911	2/6/45	2.36%	3 month USD-LIBOR-BBA	5,071
	757,000		(26)	2/17/45	3 month USD-LIBOR-BBA	2.462%	13,216
	757,000		(26)	2/17/45	3 month USD-LIBOR-BBA	2.46318%	13,218
	425,300		(6)	2/19/25	2.12%	3 month USD-LIBOR-BBA	(4,597)
	2,100,000		(28)	2/25/25	3 month USD-LIBOR-BBA	2.20246%	37,865
	1,593,000		(21)	2/27/25	2.1135%	3 month USD-LIBOR-BBA	(15,409)
	1,496,000		(20)	3/10/25	3 month USD-LIBOR-BBA	2.3175%	41,683
	1,496,000		(20)	3/10/25	3 month USD-LIBOR-BBA	2.31774%	41,716
	1,496,000		(20)	3/10/25	3 month USD-LIBOR-BBA	2.3355%	44,181
	2,643,000		(35)	3/16/25	3 month USD-LIBOR-BBA	2.169%	36,178
	23,053,000	(E)	28,697	6/17/17	1.10%	3 month USD-LIBOR-BBA	(44,264)
	4,789,000	(E)	21,368	6/17/20	1.80%	3 month USD-LIBOR-BBA	(19,588)
	898,000		(12)	3/20/25	2.1195%	3 month USD-LIBOR-BBA	(7,979)
	898,000		(12)	3/20/25	3 month USD-LIBOR-BBA	2.133%	9,080
	2,867,000		(11)	3/23/17	0.843%	3 month USD-LIBOR-BBA	(3,171)
	3,696,000		(30)	3/25/20	1.5485%	3 month USD-LIBOR-BBA	(4,214)
	588,000		(8)	3/25/25	2.009%	3 month USD-LIBOR-BBA	987
	346,000		(5)	3/26/25	3 month USD-LIBOR-BBA	1.964%	(2,055)
	692,000		(9)	3/26/25	3 month USD-LIBOR-BBA	1.96065%	(4,325)
	432,000		(6)	3/26/25	3 month USD-LIBOR-BBA	1.9665%	(2,466)
	865,000		(11)	3/26/25	3 month USD-LIBOR-BBA	1.96943%	(4,702)
	4,145,400		(55)	1/9/25	3 month USD-LIBOR-BBA	2.07%	36,196
	1,215,100		2,414	2/19/25	3 month USD-LIBOR-BBA	2.15%	18,915
	607,550		1,393	2/19/25	3 month USD-LIBOR-BBA	2.15%	9,638

	Total		$283,811	$(122,696)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/15 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$342,851	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(4,319)
255,727	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,221)
Barclays Bank PLC
396,574	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	3,192
302,921	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,863)
759,113	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,466)
702,136	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,311
646,133	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,249
1,983,747	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(9,058)
2,822,138	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	14,190
383,234	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,927
78,552	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	415
3,564,080	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	17,921
170,449	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,202
1,698,433	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,755)
2,126,568	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	10,693
654,224	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	3,459
14,709	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	133
114,970	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	578
123,912	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	642
716,833	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,273)
73,923	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	349
321,758	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	2,590
1,213,703	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,103
18,030	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	85
58,211	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	275
42,242	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	199
1,720,607	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,856)
554,241	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(3,338)
259,503	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,373)
129,789	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(687)
129,789	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(687)
260,392	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,378)
676,411	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,579)
260,392	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,378)
206,964	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,869
519,969	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,751)
241,054	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	2,495
344,964	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,575)
196,599	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	989
424,329	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	5,345
Citibank, N.A.
116,503	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	586
Credit Suisse International
364,456	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	3,773
987,815	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(12,443)
475,159	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(6,556)
206,855	2,553	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	0
480,461	8,034	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	1,824
Goldman Sachs International
413,040	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3,730
318,650	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,878
1,028,037	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	7,248
400,253	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3,615
751,750	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(9,587)
751,750	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(9,587)
591,251	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,700)
222,116	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,014)
172,253	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,358)
1,656	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	12
426,009	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	3,003
361,809	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,558)
809,893	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,698)
30,010	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(137)
80,051	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(366)
90,251	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	815
452,659	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	4,088
502,345	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,407)
556,366	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,096)
721,680	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	5,088
593,726	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,572)
474,345	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,975)
466,396	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	4,828
JPMorgan Chase Bank N.A.
479,185	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,036)
473,942	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,970)
466,013	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	4,822

Total	$10,587	$(24,096)

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through March 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $89,810,645.
(b)	The aggregate identified cost on a tax basis is $143,640,492, resulting in gross unrealized appreciation and depreciation of $3,575,284 and $1,911,700, respectively, or net unrealized appreciation of $1,663,584.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$15,699,064	$1,500,000	$2,000,000	$3,047	$15,199,064
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $63,732,603 to cover certain derivative contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $117,183 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $154,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Mortgage-backed securities	$—	$19,287,191	$—
Purchased options outstanding	—	50,214	—
Purchased swap options outstanding	—	1,029,336	—
U.S. government and agency mortgage obligations	—	67,956,408	—
U.S. treasury obligations	—	20,118,866	—
Repurchase agreements	—	20,992,000	—
Short-term investments	15,610,064	259,997	—

Totals by level	$15,610,064	$129,694,012	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$169,842	$—	$—
Written options outstanding	—	(25,272)	—
Written swap options outstanding	—	(640,764)	—
Forward premium swap option contracts	—	(1,988)	—
TBA sale commitments	—	(19,213,985)	—
Interest rate swap contracts	—	(406,507)	—
Total return swap contracts	—	(34,683)	—

Totals by level	$169,842	$(20,323,199)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Interest rate contracts	$2,939,184	$2,799,006

Total	$2,939,184	$2,799,006

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$9,000,000
Purchased swap option contracts (contract amount)		$145,300,000
Written TBA commitment option contracts (contract amount)		$18,000,000
Written swap option contracts (contract amount)		$140,600,000
Futures contracts (number of contracts)		200
Centrally cleared interest rate swap contracts (notional)		$272,300,000
OTC total return swap contracts (notional)		$39,800,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	BNP Paribas US	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	—	—	282,489	—	—	—	—	—	—	282,489
	OTC Total return swap contracts*#	—	81,211	—	—	586	3,773	35,305	4,822	—	125,697
	Futures contracts§	—	—	—	—	—	—	—	—	32,484	32,484
	Forward premium swap option contracts#	—	—	—	—	—	—	—	33,695	—	33,695
	Purchased swap options#	177,672	101,392	—	—	266,632	302,106	181,534	—	—	1,029,336
	Purchased options#	—	—	—	—	—	—	—	50,214	—	50,214
	Repurchase agreements	—	—	—	10,500,000	—	—	—	—	10,492,000	20,992,000

	Total Assets	$177,672	$182,603	$282,489	$10,500,000	$267,218	$305,879	$216,839	$88,731	$10,524,484	$22,545,915

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	322,625	—	—	—	—	—	—	322,625
	OTC Total return swap contracts*#	7,540	52,017	—	—	—	27,762	61,055	12,006	—	160,380
	Futures contracts§	—	—	—	—	—	—	—	—	—	—
	Forward premium swap option contracts#	—	—	—	—	—	—	2,455	33,228	—	35,683
	Written swap options#	125,718	48,165	—	—	146,725	33,577	151,171	135,408	—	640,764
	Written options#	—	—	—	—	—	—	—	25,272	—	25,272

	Total Liabilities	$133,258	$100,182	$322,625	$—	$146,725	$61,339	$214,681	$205,914	$—	$1,184,724

	Total Financial and Derivative Net Assets	$44,414	$82,421	$(40,136)	$10,500,000	$120,493	$244,540	$2,158	$(117,183)	$10,524,484	$21,361,191
	Total collateral received (pledged)##†	$—	$—	$—	$10,500,000	$120,000	$244,540	$—	$(117,183)	$10,492,000
	Net amount	$44,414	$82,421	$(40,136)	$—	$493	$—	$2,158	$—	$32,484

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com.

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2015